Investments (Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 20,312,495	¥ 25,452,525
Agency mortgage-backed securities | Debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	[1]	911,945	948,886
Certificates of deposit ("CDs") and Asset-Backed Securities ("ABS") | Japanese government and corporate debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		146,851	158,446
CDs, ABS, and collateral loan obligations ("CLO") | Foreign government and corporate debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		212,641	201,952
U.S. agency securities | Agency mortgage-backed securities | Debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		167,585	168,604
Japanese agency securities | Agency mortgage-backed securities | Debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 744,360	¥ 780,282

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016, and ¥167,585 million and ¥744,360 million, respectively, at September 30, 2016. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.